Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Payment to acquire equiment		$ 8,744	$ 8,744
Accumulated depreciation			1,045
Property and equipment net	6,406		7,699
Depreciation	$ 1,293	$ 604	$ 1,045